GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of goodwill by reportable segment
Accumulated goodwill impairments by reportable segment for those reporting units that have previously recognized goodwill follow.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Accumulated goodwill impairment:
Piceance Basin	$45,478	$45,478	$45,478
Williston Basin	257,572	257,572	257,572
Marcellus Shale	16,211	—	—

Total accumulated goodwill impairment	$319,261	$303,050	$303,050